Goodwill (Tables)	9 Months Ended
Jul. 31, 2020
Text Block [Abstract]
Summary of Goodwill by Segment

Goodwill by Segment

(millions of Canadian dollars)	Canadian Retail	U.S. Retail[1]	Wholesale Banking	Total
Carrying amount of goodwill as at November 1, 2018	$2,403	$13,973	$160	$16,536
Additions	432	–	–	432
Foreign currency translation adjustments and other	1	7	–	8

Carrying amount of goodwill as at October 31, 2019[2]	$2,836	$13,980	$160	$16,976
Additions	–	–	–	–
Foreign currency translation adjustments and other	15	238	–	253
Carrying amount of goodwill as at July 31, 2020[2]	$2,851	$14,218	$160	$17,229
[1]	Goodwill predominantly relates to U.S. personal and commercial banking.
[2]	Accumulated impairment as at July 31, 2020 and October 31, 2019 were nil.